Note Transfers of financial assets and servicing assets (Key economic assumptions used in measuring the SR retained at the date of the residential mortgage loan securitizations and whole loan sales by the banking subs) (Detail) - Residential Mortgage
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed	5.00%	4.50%
Weighted average life	10 years 10 months	10 years 10 months
Discount rate (annual rate)	11.00%	11.00%